Earnings (Loss) per Share - Summary of Calculations of Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted-average number of shares outstanding – basic	43,554,921	44,123,654	44,125,288
Effect of dilutive instruments – share-based compensation (note 22)	793,322	729,292	745,163
Weighted-average number of shares — diluted	44,348,243	44,852,946	44,870,451
Numerator
Net income (loss) from continuing operations	$ 561	$ 817	$ (1,346)
Less: non-controlling interest net income (loss)	27	25	21
Controlling interest net income (loss) from continuing operations — for basic earnings per share calculations	534	792	(1,367)
Plus: after tax interest expense on optionally convertible securities	0	0	4
Controlling interest net income (loss) from continuing operations — for diluted earnings per share calculations	534	792	(1,363)
Net income (loss) from discontinued operations	$ 324	$ (39)	$ (100)
Basic earnings per share
Controlling interest basic earnings (loss) per share	$ 0.0197	$ 0.0171	$ (0.0332)
Controlling interest basic earnings (loss) per share from continuing operations	0.0123	0.018	(0.0309)
Controlling interest basic earnings (loss) per share from discontinued operations	0.0074	(0.0009)	(0.0023)
Diluted earnings per share
Controlling interest diluted earnings (loss) per share	0.0193	0.0168	(0.0332)
Controlling interest diluted earnings (loss) per share from continuing operations	0.012	0.0177	(0.0309)
Controlling interest diluted (loss) earnings per share from discontinued operations	$ 0.0073	$ (0.0009)	$ (0.0023)